Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 350	kr 143
Sum of amounts falling below nominal	kr (39)	kr (39)